Additional Financial Information of Parent Company - Schedule I Notes (Details)	Dec. 31, 2019 $ / ¥
Schedule I
Foreign Currency Exchange Rate, Translation	6.9618
Parent Company
Schedule I
Foreign Currency Exchange Rate, Translation	6.9618